Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	May 24, 2017
Document Effective Date	May 31, 2017
Prospectus Date	May 31, 2017
Eaton Vance Global Macro Absolute Return Fund | Class A
Risk/Return:
Trading Symbol	EAGMX
Eaton Vance Global Macro Absolute Return Fund | Class C
Risk/Return:
Trading Symbol	ECGMX
Eaton Vance Global Macro Absolute Return Fund | Class I
Risk/Return:
Trading Symbol	EIGMX
Eaton Vance Global Macro Absolute Return Fund | Class R
Risk/Return:
Trading Symbol	ERGMX
Eaton Vance Global Macro Absolute Return Fund | Class R6
Risk/Return:
Trading Symbol	EGMSX
Eaton Vance Global Macro Absolute Return Advantage Fund | Class A
Risk/Return:
Trading Symbol	EGRAX
Eaton Vance Global Macro Absolute Return Advantage Fund | Class C
Risk/Return:
Trading Symbol	EGRCX
Eaton Vance Global Macro Absolute Return Advantage Fund | Class I
Risk/Return:
Trading Symbol	EGRIX
Eaton Vance Global Macro Absolute Return Advantage Fund | Class R
Risk/Return:
Trading Symbol	EGRRX
Eaton Vance Global Macro Absolute Return Advantage Fund | Class R6
Risk/Return:
Trading Symbol	EGRSX